Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Common shares	Preferred shares	Total share capital	Accumulated earnings	Equity-settled employee benefits reserve	Foreign currency translation reserve	Total reserves	Total
Beginning balance at Dec. 31, 2017	$ 26,580	$ 126,102	$ 152,682	$ 968,408	$ 31,549	$ (9,818)	$ 21,731	$ 1,142,821
Net income (loss)				(90,936)				(90,936)
Issuance of share capital on exercise of stock appreciation rights		1,024	1,024	(1,079)	(339)		(339)	(394)
Cumulative effect adjustment				(38,516)		322	322	(38,194)
Other comprehensive income (loss), net of tax expense				5,724		44,459	44,459	50,183
Share-based compensation					29,505		29,505	29,505
Ending balance at Dec. 31, 2018	26,580	127,126	153,706	843,601	60,715	34,963	95,678	1,092,985
Net income (loss)				187,198				187,198
Dividends declared on Director Voting Preferred shares				(20)				(20)
Issuance of share capital on exercise of stock appreciation rights		385	385	(455)	(144)		(144)	(214)
Issuance of share capital on settlement of restricted share units		804	804		(1,729)		(1,729)	(925)
Other comprehensive income (loss), net of tax expense				731		(50,465)	(50,465)	(49,734)
Share-based compensation					16,035		16,035	16,035
Ending balance at Dec. 31, 2019	26,580	128,315	154,895	1,031,055	74,877	(15,502)	59,375	1,245,325
Net income (loss)				245,578				245,578
Dividends declared on Director Voting Preferred shares				(10)				(10)
Issuance of share capital on settlement of restricted share units		803	803		(1,729)		(1,729)	(926)
Other comprehensive income (loss), net of tax expense				(10,109)		(32,422)	(32,422)	(42,531)
Share-based compensation					12,500		12,500	12,500
Ending balance at Dec. 31, 2020	$ 26,580	$ 129,118	$ 155,698	$ 1,266,514	$ 85,648	$ (47,924)	$ 37,724	$ 1,459,936